3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Tables)	12 Months Ended
Sep. 30, 2013
Significant Accounting Policies Adoption Of Accounting Standards Tables
Fair value measurements using inputs
				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	September 30, 2013

Liabilities:
Derivative instruments - warrants	$-	$4,184,000	$-	$4,184,000

Total derivative liabilities	$-	$4,184,000	$-	$4,184,000

Valuation assumptions for liabilities measured at fair value on a recurring basis

Liabilities measured at fair value on a recurring basis are summarized as follows:

September 30, 2013
Market price and estimated fair value of common stock:	$0.090
Exercise price	$0.15-0.20
Expected term (years)	3-5 years
Divident yield	-
Expected volatility	82%
Risk-free interest rate	1.3%